Borrowings - Summary of Borrowings from Funding Arrangements (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Secured borrowings	₨ 427,902	$ 5,640	₨ 487,027
Unsecured borrowings	103,065	1,359	82,195
Total borrowings	₨ 530,967	$ 6,999	₨ 569,222